Commitments and Contingencies (Details Narrative)				3 Months Ended		12 Months Ended
	Mar. 11, 2021 USD ($)	Jul. 24, 2019 USD ($) ft²	Jul. 24, 2019 GBP (£) ft²	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lease term						3 years
Current operating lease liabilities				$ 30,385		$ 30,125	$ 29,237
Long-term operating lease liabilities				14,725		22,574	51,620
Right of use assets				48,043		55,606	83,679
ASC 840 [Member]
Net rent expense				$ 6,384	$ 8,075	$ 32,607	$ 31,563
Yearly Average Rate [Member]
Foreign currency translation rate							1.276933
Employment Agreements [Member] | David Phipps [Member]
Employment agreement term	1 year
Annual base compensation	$ 180,000
Additional compensation	$ 1,500
Employment Agreements [Member] | David Phipps [Member] | Maximum [Member]
Annual cash bonus percentage	150.00%
Employment Agreements [Member] | David Phipps [Member] | Global Telesat Communications Limited [Member]
Annual base compensation	$ 70,000
Employment Agreements [Member] | Thomas Seifert [Member]
Annual base compensation	$ 150,000
Employment Agreements [Member] | Thomas Seifert [Member] | Maximum [Member]
Annual cash bonus percentage	150.00%
Employment Agreements [Member] | GBP [Member] | David Phipps [Member]
Annual base compensation	$ 50,000
Lease Agreement [Member]
Lease term		3 years	3 years
Area of square feet | ft²		2,660	2,660
Facilities rent per month		$ 2,717
Foreign currency translation rate		1.286618	1.286618
Foreign currency translation rate, amount		$ 2,738
Lease renewal date		Jul. 23, 2022	Jul. 23, 2022
Lease Agreement [Member] | GBP [Member]
Annual Rent | £			£ 25,536
Facilities rent per month | £			£ 2,128